Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - Intangible assets [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	₨ 1,701	₨ 1,816
Measurement period adjustment		₨ 36
Change in estimate of useful life of customer-related intangibles in an earlier business combination	₨ 2,807